Fees Summary	Dec. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 30,011,000
Previously Paid Amount	0.00
Total Fee Amount	4,144.52
Total Offset Amount	0.00
Net Fee	4,144.52
Narrative - Max Aggregate Offering Price	$ 30,011,000
Final Prospectus	true